Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Income taxes

8. Income taxes

        The difference between the actual tax benefit of $16.3 million for the three months ended March 31, 2012 and the expected income tax benefit, based on a the Canadian enacted statutory rate of 25%, of $13.9 million is primarily due to taxable losses in higher state and local tax jurisdictions.

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

        As of March 31, 2012, we have recorded a valuation allowance of $97.4 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

13. Income taxes

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

        The following is a reconciliation of income taxes calculated at the Canadian enacted statutory rate of 26.5%, 28.5%, and 30.0% at December 31, 2011, 2010 and 2009, respectively, to the provision for income taxes in the consolidated statements of operations:

	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Intangible assets	$—	$37,488
Loss carryforwards	122,472	58,702
Other accrued liabilities	28,059	18,869
Issuance costs	6,532	2,312
Disallowed interest carryforward	9,189	—
Unrealized foreign exchange gain	441	—
Other	—	130

Total deferred tax assets	166,693	117,501
Valuations allowance	(89,020)	(79,420)

	77,673	38,081
Deferred tax liabilities:
Intangible assets	(121,055)	—
Property, plant and equipment	(133,689)	(66,535)
Natural gas and interest rate hedges	—	(170)
Derivative contracts	(4,752)	—
Unrealized foreign exchange gain	—	(815)
Other long-term investments	(921)	—
Other	(181)	—

Total deferred tax liabilities	(260,598)	(67,520)

Net deferred tax liability	$(182,925)	$(29,439)

        The following table summarizes the net deferred tax position as of December 31, 2011 and 2010:

	2011	2010
Long-term deferred tax liabilities, net	(182,925)	(29,439)

Net deferred tax liabilities	$(182,925)	$(29,439)

        As of December 31, 2011, we have recorded a valuation allowance of $89.0 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

        As of December 31, 2011, we had the following net operating loss carryforwards that are scheduled to expire in the following years:

2022	$4,245
2023	9,320
2024	8,504
2025	243
2026	5,865
2027	70,447
2028	103,477
2029	79,911
2030	25,941
2031	44,922

$352,875